Employee Benefit Plan, Tax Status - EBP Third Federal 401(k) Savings Plan	3 Months Ended
Dec. 31, 2025
EBP, Tax Status [Abstract]
EBP, Tax Status	Tax Status
The Internal Revenue Service has determined and informed Third Federal, by letter dated October 21, 2014, that the restated Plan is designed in accordance with applicable sections of the Internal Revenue Code (IRC). Recent plan amendments were not included in the 2014 favorable determination. However, the Plan administrator believes that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC and that the Plan continues to qualify under the IRC and the related trust continues to be tax-exempt as of December 31, 2025. Accordingly, the accompanying financial statements do not include a provision for federal income taxes.
Accounting principles generally accepted in the United States of America require plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken uncertain tax positions that more-likely-than-not would not be sustained upon examination by applicable taxing authorities. The Plan administrator has analyzed tax positions taken by the Plan and has concluded that, as of December 31, 2025, there are no uncertain tax positions taken, or expected to be taken, that
5.     Tax Status, Continued
would require recognition of a liability or that would require disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions.
EBP, Tax Status [Line Items]
EBP, Tax Status	Tax Status
The Internal Revenue Service has determined and informed Third Federal, by letter dated October 21, 2014, that the restated Plan is designed in accordance with applicable sections of the Internal Revenue Code (IRC). Recent plan amendments were not included in the 2014 favorable determination. However, the Plan administrator believes that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC and that the Plan continues to qualify under the IRC and the related trust continues to be tax-exempt as of December 31, 2025. Accordingly, the accompanying financial statements do not include a provision for federal income taxes.
Accounting principles generally accepted in the United States of America require plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken uncertain tax positions that more-likely-than-not would not be sustained upon examination by applicable taxing authorities. The Plan administrator has analyzed tax positions taken by the Plan and has concluded that, as of December 31, 2025, there are no uncertain tax positions taken, or expected to be taken, that
5.     Tax Status, Continued
would require recognition of a liability or that would require disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions.